Earnings Per Share (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share (Textual)
Option to purchase common shares excluded from computation of diluted EPS	299,349	303,974
Per share exercise price of option, minimum	$ 6.66	$ 6.66
Per share exercise price of option, maximum	$ 14.15	$ 14.15